Restricted Cash (Tables)	12 Months Ended
Dec. 31, 2023
Restricted Cash [Abstract]
Disclosure of Restricted Cash

As at	December 31, 2023	December 31, 2022
Captive insurance	19,616	19,044
Other	275	294
	19,891	19,338